Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value on a recurring basis

	June 30, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
	(millions)
Assets at fair value:
Cash and cash equivalents	$503	$—	$—	$503
Fiduciary funds (included within Fiduciary assets)	1,950	—	—	1,950
Derivative financial instruments	—	43	—	43
Total assets	$2,453	$43	$—	$2,496

	December 31, 2012
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
	(millions)
Assets at fair value:
Cash and cash equivalents	$500	$—	$—	$500
Fiduciary funds (included within Fiduciary assets)	1,796	—	—	1,796
Derivative financial instruments	—	31	—	31
Total assets	$2,296	$31	$—	$2,327
Liabilities at fair value:
Changes in fair value of hedged debt (i)	$—	$18	$—	$18
Total liabilities	$—	$18	$—	$18
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(i)	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.

	December 31, 2011
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
		(millions)
Assets at fair value:
Cash and cash equivalents	$436	$—	$—	$436
Fiduciary funds (included within Fiduciary assets)	1,688	—	—	1,688
Derivative financial instruments	—	52	—	52
Total assets	$2,124	$52	$—	$2,176
Liabilities at fair value:
Derivative financial instruments	$—	$11	$—	$11
Changes in fair value of hedged debt(i)	—	20	—	20
Total liabilities	$—	$31	$—	$31

	December 31, 2012
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
		(millions)
Assets at fair value:
Cash and cash equivalents	$500	$—	$—	$500
Fiduciary funds (included within Fiduciary assets)	1,796	—	—	1,796
Derivative financial instruments	—	31	—	31
Total assets	$2,296	$31	$—	$2,327
Liabilities at fair value:
Changes in fair value of hedged debt(i)	$—	$18	$—	$18
Total liabilities	$—	$18	$—	$18

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(i)	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.

Summary of the estimated fair value of the company's financial instruments held or issued to finance the company's operations
The estimated fair value of the Company’s financial instruments held or issued to finance the Company’s operations is summarized below. Certain estimates and judgments were required to develop the fair value amounts. The fair value amounts shown below are not necessarily indicative of the amounts that the Company would realize upon disposition nor do they indicate the Company’s intent or ability to dispose of the financial instrument.

	June 30, 2013		December 31, 2012
	Carrying amount	Fair value	Carrying amount	Fair value
	(millions)
Assets:
Derivative financial instruments	$43	$43	$31	$31
Liabilities:
Short-term debt	$17	$17	$15	$15
Long-term debt	2,326	2,509	2,338	2,576
Derivative financial instruments	14	14	—	—

	December 31,
	2012		2011
	Carrying amount	Fair value	Carrying amount	Fair value
		(millions)
Assets:
Derivative financial instruments	$31	$31	$52	$52
Liabilities:
Short-term debt	$15	$15	$15	$15
Long-term debt	2,338	2,576	2,354	2,499
Derivative financial instruments	—	—	11	11